Business combinations (Details) - BRL (R$) R$ in Thousands	Jan. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total identifiable net assets at fair value		R$ 81,855	R$ 145,300
Del Rey [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents	R$ 7,804
Trade receivables	33,741
Inventories	139
Recoverable taxes	589
Other assets	8,563
Property and equipment	24,980
Right-of-use assets	65,408
Intangible assets	728,777
Total	870,001
Trade payables	12,253
Lease liabilities	65,408
Labor and social obligations	6,252
Taxes and contributions payable	2,282
Advances from customers	38,327
Provision for legal proceedings	152
Other liabilities	4,189
Financial liabilities recognised as of acquisition date	128,863
Total identifiable net assets at fair value	741,138
Goodwill arising on acquisition	75,098
Purchase consideration transferred	816,236
Cash paid	575,000
Consideration to be transferred	234,000
Digital solutions	7,236
Transaction costs of the acquisition (included in cash flows from operating activities)	12,332
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	567,196
Net of cash flow on acquisition	R$ 579,528